Property, plant and equipment (Details 1) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Current work in progress	$ 2,510,820	$ 975,041
Capital advance	0	1,518,895
Capital work in progress and capital advance	2,500,619	2,493,936
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Current work in progress	1,549,102	16,585
Capital advance	(10,201)	1,518,895
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Current work in progress	961,718	958,456
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Current work in progress	0	0
Capital advance	$ 0	$ 0